Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Outstanding convertible preferred stock
As of December 31, 2020 and 2019 the Company had outstanding the following series of convertible preferred stock, each par value $0.001 per share:

	December 31, 2020		December 31, 2019
(Amounts in thousands)	Shares		Shares
	Issued and	Carrying	Issued and	Carrying
	Outstanding	Amount	Outstanding	Amount
Series A	31,720	$17,350	31,720	$17,350
Series B	18,313	40,995	18,313	40,995
Series C	23,467	154,699	23,467	154,699
Series D-1	9,864	198,541	9,864	198,541
Series D-2	7,750	155,996	7,750	155,996
Series E	10,900	433,507	10,900	433,507
Series F	11,368	675,913	11,368	675,913
Series G	27,358	1,729,997	27,358	1,729,997
Series G-1	26,288	2,681,069	26,288	2,681,069
Series H-1	135,324	1,352,819	14,245	161,353
Acquisition	2,438	223,912	2,413	222,884
Junior	1	1,300	1	1,300
Total	304,792	$7,666,098	183,687	$6,473,604